(Losses)/Gains on financial assets and liabilities at fair value through profit or loss, net (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest income on financial assets designated at fair value through profit or loss [Abstract]
Gain from foreign currency forward transactions	$ 23,533,993	$ 4,646,318	$ 19,649,692
Gain from the sale of financial assets	0	1,557,976	0
Interest rate swaps	(177,777)	314,816	294,256
Loss from put options	(522,183)	(107,924)	(7,170,021)
(Loss) Income from debt and equity instruments	(43,527,016)	39,994,694	11,629,556
TOTAL	$ (20,692,983)	$ 46,405,880	$ 24,403,483